                                [COLONIAL LOGO]

                                    COLONIAL

                                   INVESTMENT

                                 GRADE MUNICIPAL

                                      TRUST

                                  ANNUAL REPORT

                                DECEMBER 31, 1995

              COLONIAL INVESTMENT GRADE MUNICIPAL TRUST HIGHLIGHTS

                       JANUARY 1, 1995 - DECEMBER 31, 1995

INVESTMENT OBJECTIVE: Colonial Investment Grade Municipal Trust seeks to provide current income, generally exempt from federal income taxes, by investing primarily in investment-grade municipal securities.

POLICY CHANGE: At a meeting held on February 17, 1995, the Trustees approved a policy change to allow the segregation of high-quality debt securities, in addition to cash and cash equivalents, for futures trading. Subject to Trustee approval on February 16, 1996, the Trust's 5% limit on investing in zero coupon tax-exempt bonds will be eliminated.

The Fund is Designed to Offer:
  -   Tax-free income
  -   Professional management
  -   Expert credit analysis

PORTFOLIO MANAGER COMMENTARY: "Declining interest rates during the Fund's fiscal year had a favorable impact on performance. Your Fund, which maintains a relatively high quality portfolio, especially benefited as interest rates moved lower."

              COLONIAL INVESTMENT GRADE MUNICIPAL TRUST PERFORMANCE

     Distributions declared per share                               $0.6345
     12-month total return, assuming
     reinvestment of all distributions
     - NAV                                                            18.63%
     - Market Price                                                   13.87%
     Price per share
     - NAV                                                          $ 11.05
     - Market Price                                                 $ 9.875

QUALITY BREAKDOWN
(as of 12/31/95)
AAA ......................    46.8%
AA .......................     4.2%
A ........................    12.2%
BBB ......................    15.3%
BB .......................     0.9%
B ........................     0.0%
Non-rated ................    19.6%
Other ....................     1.0%

[CHART]

Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold or maintain these quality weightings in the future.

                               PRESIDENT'S MESSAGE

                              TO FUND SHAREHOLDERS

[PHOTO OF JOHN A. McNEICE]

As your Fund's fiscal year ends, it is a good time to examine some facts that contributed to a memorable year for most mutual fund investors.

In general, equity investors were rewarded with unexpectedly strong corporate earnings that sent the stock market to new highs in 1995. 1996 is likely to be a good year as well, although a more modest one.

Conditions in the fixed-income and municipal markets were also favorable. Those investors who stayed the course through 1994's difficult environment were amply rewarded.

Falling interest rates and controlled inflation helped the economy to grow at a comfortable pace -- a positive environment for financial markets. We expect this rate of growth and low inflation to continue into 1996. It is likely that further reductions in interest rates will take place in the first half of this year as the Federal Reserve keeps a watchful eye on inflation.

We do expect some sluggishness in the economy in the first half of the year, with some pick up in the second half of 1996. This will reflect several factors. Housing should benefit from lower interest rates and excess inventories of consumer and manufactured goods should be liquidated. Secondly, the pace of exports is likely to improve due to anticipated economic growth in Europe and Japan.

In foreign markets, we continue to find that the Pacific Rim offers the best combination of value and continued good earnings. In general, foreign markets lagged the U.S. market last year. In 1996, we could see that gap narrow.

This year, investors will pay close attention to the 1996 Presidential election. Usually, during an election year, incumbents will try to stimulate economic growth, although this familiar pattern may be altered by the current budget controversy.

Please remember that bull markets are a normal part of investing, but so are bear markets. By leaving your money invested over the long term and following a regular investment plan, you can avoid the difficulties of trying to predict short-term market movements.

With this update, I encourage you to read the following report on your Fund. We appreciate the opportunity to help you meet your investment goals.

Respectfully,

/s/ John A. McNeice, Jr.
------------------------
John A. McNeice, Jr.
President
February 9, 1996

Because market conditions change frequently, there can be no assurance that the trends described here will continue.

                              INVESTMENT PORTFOLIO
                        DECEMBER 31, 1995 (IN THOUSANDS)

MUNICIPAL BONDS - 100.3%                                     PAR          VALUE
--------------------------------------------------------------------------------
EDUCATION - 13.0%
  IL State Educational Facilities Authority,
   University of Chicago,
                           5.700%         12/01/25          $1,000       $ 1,020
  MA Health and Educational Facilities,
   Harvard University,
                           6.250%         04/01/20           4,000         4,600
  NE Higher Educational Loan Program,
   Series 1993-A,
                           6.450%         06/01/18           1,000         1,073
  NH State Higher Educational & Health
   Facilities Authority, Dartmouth College,
                           5.375%         06/01/23           4,000         3,960
  NY New York State Dormitory
   Authority, City University:
   Series 1990-A,
                           7.625%         07/01/20             750           868
   Series 1993-A,
                           5.750%         07/01/18           5,000         5,025
                                                                         -------
                                                                          16,546
                                                                         -------

--------------------------------------------------------------------------------
GENERAL OBLIGATIONS - 8.6%
  CA State of California,
                           5.750%         03/01/19           2,000         2,037
  CO Highlands Ranch, Metropolitan District 2,
                           6.500%         06/15/11(a)        1,375         1,519
  IL Chicago, Series A-2,
                           6.250%         01/01/14(a)        1,480         1,619
  MA State Bonds, Consolidated Loan,
   Series 1991-A,
                           6.000%         06/01/11           1,000         1,034
  MI Grand Ledge Public School District,
                           5.375%         05/01/24           1,750         1,722
  PA Philadelphia, Series B,
                           5.500%         09/01/18           2,000         2,000
  TN Metropolitan Government, Nashville &
   Davidson County,
                           6.150%         05/15/25           1,000         1,043
                                                                         -------
                                                                          10,974
                                                                         -------

--------------------------------------------------------------------------------
HEALTH - 16.3%
  HOSPITALS - 5.5%
  AL Special Care Facilities Authority,
   Montgomery Health Care, Series 1989,
                          11.000%         10/01/19           1,145         1,128

                     Investment Portfolio/December 31, 1995
--------------------------------------------------------------------------------

DE State Economic Development Authority,
 Riverside Hospital, Series 1992-A,
                         9.500%         01/01/22          $  240       $  290
IL Health Facilities Authority,
 Edgewater Medical Center:
 Series A,
                         9.250%         07/01/24             315          333
 RIB (variable rate), Series 1992-B,
                         9.467%         05/01/21             700          835
MO Hannibal Industrial Development,
 Medical Systems of Northeast Missouri,
 Series 1992,
                         9.500%         03/01/22             500          585
NC Lincoln County,
 Lincoln County Hospital Project,
                         9.000%         05/01/07             190          239
NH Higher Educational and Health Facilities,
 Catholic Medical Center, Series 1989,
                         6.000%         07/01/17           2,500        2,487
PA Erie County Hospital Authority,
 Metro Health Center, Series 1992,
                         7.375%         07/01/22           1,095        1,110
                                                                       ------
                                                                        7,007
                                                                       ------
HUMAN SERVICES PROVIDERS - 2.4%
IN Wabash First Mortgage, Hoosier
 Care, Inc., Series 1989-A,
                         9.750%         08/01/19           1,480        1,591
NY State Medical Care Facilities
 Finance Agency, Mental Health Services
 Facilities Improvement, Series 1991-A,
                         7.500%         02/15/21             270          306
TN Shelby County, Health, Education
 & Housing Facilities Board, Open Arms
 Development Center:
 Series 1992-A,
                         9.750%         08/01/19             485          569
 Series 1992-C,
                         9.750%         08/01/19             485          568
                                                                       ------
                                                                        3,034
                                                                       ------
NURSING HOMES - 8.4%
CO Health Care Facilities Authority:
 Denver Health Care,
                        10.500%         05/01/19(b)        1,400          964
 Pioneer Health Care, Series 1989,
                        10.500%         05/01/19           1,710        1,659

                     Investment Portfolio/December 31, 1995

--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                       PAR         VALUE
--------------------------------------------------------------------------------
HEALTH - CONT.
  NURSING HOMES - CONT.
  DE State Economic Development Authority,
   Churchman Village Project, Series A,
                          10.000%         03/01/21          $1,000       $ 1,179
  FL Broward County Industrial
   Development, Beverly Enterprises,
                           9.800%         11/01/10             265           297
  FL Escambia County Industrial
   Development, Beverly Enterprises,
   Series 1985-I,
                           9.800%         06/01/11             210           234
  FL Leon County Industrial Development,
   Beverly Enterprises, Series 1985,
                           9.800%         06/01/11              25            28
  IA Finance Authority Health Care Facility,
   Mercy Health Initiatives, Series 1989,
                           9.950%         07/01/19           2,500         2,550
  KY Jefferson County Health Facilities,
   Beverly Enterprises, Inc., Series 1985-B,
                           9.750%         08/01/07             775           856
  PA Chester County Industrial Development,
   Pennsylvania Nursing Home, Inc.,
   Series 1989,
                          10.125%         05/01/19           1,250         1,301
  PA Delaware County Development
   Authority, Main Line and Haverford
   Nursing Home, Series 1992,
                           9.000%         08/01/22             600           652
  WI State Health and Educational Facilities,
   Metro Health Foundation, Inc.,
                          10.000%         11/01/22(c)        1,300           910
                                                                         -------
                                                                          10,630
                                                                         -------

--------------------------------------------------------------------------------
HOUSING - 17.5%
  ASSISTED LIVING/SENIOR - 0.4%
  TX Bell County Health Facilities
   Development Corp., Care Institute, Inc.,
                           9.000%         11/01/24             500           536
                                                                         -------

  MULTI-FAMILY - 7.1%
  FL Clearwater Housing Authority,
   Hampton Apartments,
                           8.250%         05/01/24             700           746
  FL Hialeah Housing Authority,
   Series 1991,
                           9.500%         11/01/21             500           526

                     Investment Portfolio/December 31, 1995
--------------------------------------------------------------------------------

FL Palm Beach County Housing Development,
 Multi-family Housing, Riviera Beach,
 Series 1988-A,
                         9.750%         07/15/18(c)       $1,500       $  720
FL State Housing Finance Agency,
 Windsong Apartments, Series 1993-C,
                         9.250%         01/01/19             240          245
FL West Palm Beach Housing, Inc.,
 Multi-family Housing, Cypress Run,
                        10.500%         03/15/19(c)        2,000          960
MN White Bear Lake Multi-family Housing
 Revenue, Birch Lake Townhomes Project:
 Series 1989-A,
                        10.250%         07/15/19             775          786
 Series 1989-B,
                           (d)          07/15/19             780        1,284
NC Durham Urban Development Authority,
 Durham Hosiery Mill Project,
                         7.500%         08/01/29           1,175        1,291
Resolution Trust Corp.,
 Pass Through Certificates,
 Series 1993-A,
                         8.500%         12/01/16(e)        2,124        2,198
VA Roanoke Redevelopment & Housing
 Authority, First Mortgage, Mountain
 Ridge,
                         9.250%         11/01/22             300          310
                                                                       ------
                                                                        9,066
                                                                       ------
SINGLE-FAMILY - 10.0%
IN State Housing Finance Authority,
 Single-family Mortgage GNMA,
 Series 1990-D,
                         7.800%         01/01/22             165          173
LA Housing Financing Agency:
 Residual Lien Mortgage, Series 1992,
                         7.375%         09/01/13           1,230        1,279
 Series 1988,
                         8.300%         11/01/20           1,260        1,320
MA State Housing Finance Agency,
 Series 1988-B,
                         8.100%         08/01/23             255          268
NE State Single-family Mortgage Revenue,
 RIB (variable rate),
                         7.550%         03/15/22(f)        6,500        6,996

                     Investment Portfolio/December 31, 1995

-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR             VALUE
-----------------------------------------------------------------------------------
HOUSING - CONT.
  SINGLE-FAMILY - CONT.
  NY State Mortgage Agency, Series F,
                           8.000%         10/01/17          $  365          $   389
  OH Housing Finance Agency, Single-family
   Mortgage Revenue, RIB (variable rate),
   Series B-4,
                           9.477%         03/31/31           2,065            2,246
                                                                            -------
                                                                             12,671
                                                                            -------

-----------------------------------------------------------------------------------
MANUFACTURING - 1.4%
  MEASURING & ANALYZING INSTRUMENTS - 0.9%
  MN Brooklyn Park Industrial Development,
   TL Systems Corp., Series 1991,
                          10.000%         09/01/16             965            1,150
                                                                            -------

  TRANSPORTATION EQUIPMENT - 0.5%
  MN Buffalo,
   Von Ruden Manufacturing, Inc.,
                          10.500%         09/01/14             565              609
                                                                            -------

-----------------------------------------------------------------------------------
POLLUTION CONTROL REVENUE - 2.4%
  IN Petersburg Pollution Control,
   Indianapolis Power & Light Co.,
   Series 1993-B,
                           5.400%         08/01/17           3,000            3,004
                                                                            -------

-----------------------------------------------------------------------------------
PUBLIC FACILITIES & IMPROVEMENT - 2.2%
  MN Mille Lacs Capital Improvement
   Infrastructure, Band of Chippewa,
   Series 1992-A,
                           9.250%         11/01/12             275              313
  NY State Urban Development Corp.,
                           5.600%         04/01/15           1,000            1,006
  SC State Public Service Authority,
   Series C,
                           5.000%         01/01/18           1,500            1,442
                                                                            -------
                                                                              2,761
                                                                            -------

-----------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - 13.6%
  AIRPORTS - 4.6%
  CO Denver City and County Airport,
   Stapleton International Airport:
   Series 1990-A,
                           8.500%         11/15/23           2,000            2,280
   Series 1992-B,
                           7.250%         11/15/23           1,000            1,081

                     Investment Portfolio/December 31, 1995
--------------------------------------------------------------------------------

  IL Regional Transportation Authority,
   Series C,
                           7.750%         06/01/20          $1,000          $ 1,326
  IN Indianapolis Airport Authority,
   Federal Express Project,
                           7.100%         01/15/17           1,000            1,094
                                                                            -------
                                                                              5,781
                                                                            -------
  TURNPIKES/TOLL ROADS/BRIDGES - 9.0%
  CA Foothill Eastern Transportation
   Corridor Agency, State Toll Road,
   Senior Lien, Series A,
                           5.000%         01/01/35           1,000              847
  CA San Joaquin Hills Transportation
   Agency, Senior Lien Toll Road,
   Series 1993, Capital Appreciation Bonds:
                                (d)       01/01/23           5,250              991
                           6.750%         01/01/32             500              524
  FL Orlando & Orange County Expressway,
   Series A,
                           5.125%         07/01/20           5,000            4,831
  NH State Turnpike Systems,
   RIB (variable rate), Series 1991-C,
                           9.526%         11/01/17           1,000            1,276
  PR Commonwealth,
   Highway & Transportation Authority,
                           5.500%         07/01/09           2,900            2,987
                                                                            -------
                                                                             11,456
                                                                            -------

-----------------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATIONS (g) - 2.3%
  DC District Of Columbia Hospital,
   Washington Hospital Center
   Corp., Series 1990-A,
                           8.750%         01/01/15             615              736
  DE Wilmington, Riverside Hospital,
   Series 1988-A,
                          10.000%         10/01/03              50               58
  FL Pinellas County Health Facilities,
   Sun Coast Hospital, Series 1990-A,
                           8.500%         03/01/20             840              990
  MI Wayne County, Limited Tax General
   Obligation Building Authority,
   Series 1992-A,
                           8.000%         03/01/17             250              300
  NY State Medical Care Facilities,
   Finance Agency, Mental Health
   Services, Series 1991-A
                           7.500%         02/15/21             730              850
                                                                            -------
                                                                              2,934
                                                                            -------

                     Investment Portfolio/December 31, 1995

----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                      PAR             VALUE
----------------------------------------------------------------------------------
SALES & EXCISE TAX - 0.8%
  FL Tampa Sports Authority,
   Tampa Bay Arena Project,
                           5.750%         10/01/25          $1,000          $1,065
                                                                            ------

----------------------------------------------------------------------------------
SOLID WASTE - 2.9%
  LAND FILL - 0.2%
  MA State Industrial Finance Agency,
   Peabody Landfill,
                           9.000%         09/01/05             250             268
                                                                            ------

  RESOURCE RECOVERY - 2.7%
  MA State Industrial Finance Agency,
   Refusetech, Series 1993-A,
                           6.300%         07/01/05             500             530
  SC Charleston County Recovery,
   Foster Wheeler, Series 1987-A,
                           9.250%         01/01/10           2,640           2,907
                                                                            ------
                                                                             3,437
                                                                            ------

----------------------------------------------------------------------------------
STATE & COMMUNITY LEASE - 2.5%
  IN State Office Building Commission,
   Women's Prison, Series B,
                           6.250%         07/01/16           2,820           3,116
                                                                            ------

----------------------------------------------------------------------------------
TAX ALLOCATION - 3.1%
  CA Contra Costa County Public Financing
   Authority, Series 1992-A,
                           7.100%         08/01/22           1,000           1,058
  NY State Local Government Assistance
   Corp., Series 1993-E,
                           5.000%         04/01/21           3,000           2,827
                                                                            ------
                                                                             3,885
                                                                            ------

----------------------------------------------------------------------------------
UTILITY - 5.3%
  CO-GENERATION - 0.9%
  FL Martin County Industrial
   Development Authority, Indiantown
   Co-Generation Project,
                           7.875%         12/15/25           1,000           1,149
                                                                            ------

  MUNICIPAL ELECTRIC - 4.4%
  FL Jacksonville Electric Authority,
   Series 1993-A,
                           5.250%         10/01/28           1,000             976
  IN State Municipal Power Agency,
   Series B,
                           6.000%         01/01/12           2,000           2,140
  SC State Public Service Authority,
   Series A,
                           6.250%         01/01/22           1,500           1,592

                     Investment Portfolio/December 31, 1995
--------------------------------------------------------------------------------

  UT Intermountain Power Agency,
   Series 1993-A,
                           5.000%         07/01/23          $   1,000          $    945
                                                                               --------
                                                                                  5,653
                                                                               --------

 .......................................................................................

WATER & SEWER - 8.4%
  CA West Sacramento Finance Authority,
   Water System Improvement Project,
                           5.500%         08/01/24              2,000             2,008
  FL Dade County Water & Sewer System:
                           5.500%         10/01/15              1,000             1,012
                           5.500%         10/01/25              1,500             1,513
  MA State Water Resources Authority:
   Series 1992-B,
                           5.500%         11/01/15              1,000               986
   Series 1993-B,
                           5.000%         03/01/22              1,000               940
  MD Northeast Maryland Waste Disposal
   Authority, Solid Waste, Montgomery
   County Resource Recovery Project,
   Series 1993-A,
                           6.300%         07/01/16                500               517
  MS Five Lakes Utility District,
                           8.250%         07/15/24                140               146
  PR Commonwealth,
   Aqueduct & Sewer Authority,
   Series 1995:
                           6.250%         07/01/12              1,000             1,090
                           6.250%         07/01/13                750               814
  TX Bexar Metropolitan Water District,
                           5.000%         05/01/19              1,775             1,708
                                                                               --------
                                                                                 10,734
                                                                               --------

TOTAL MUNICIPAL BONDS  (cost of $120,429) (h)                                   127,466
                                                                               --------

SHORT-TERM OBLIGATIONS - 1.0%
---------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (i)
  AZ Pinal County,
                           5.950%         12/01/09              1,000             1,000
  OH Twinsburg,
   United Stationers Supply Co.,
                           6.250%         12/01/11                300               300
                                                                               --------

TOTAL  SHORT-TERM OBLIGATIONS                                                     1,300
                                                                               --------

OTHER ASSETS & LIABILITIES, NET - (1.3)%                                         (1,648)
---------------------------------------------------------------------------------------

NET ASSETS - 100%                                                              $127,118
                                                                               --------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.

(b) The Fund and the other bondholders caused foreclosure on the underlying assets. A portion of the proceeds of the foreclosure were received prior to December 31, 1995, and were applied against the interest receivable on the bonds, with the remainder credited to an other liability account. Once final proceeds of the foreclosure are received, the bond will be removed from the portfolio, a loss representing the cost less the total non-interest proceeds received will be recorded, and the other liability will be reversed at that time.

(c) This issuer is in default of certain debt covenants. Income is not being accrued.

(d) Accrued interest accumulates in the value of the security and is payable at redemption.

(e) This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At year end, the value of this security amounted to $2,198 or 1.7% of net assets.

(f) A portion of this security is being used to collateralize the delayed delivery purchases indicated in note (a) above.

(g) The Fund has been informed that the issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(h) Cost for federal income tax purposes is the same.

(i) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of December 31, 1995.



              Acronym                                  Name
             ---------                       -------------------------
                RIB                           Residual Interest Bonds




See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                DECEMBER 31, 1995

(in thousands except for per share amount)
ASSETS
Investments at value (cost $120,429)                                        $127,466
Short-term obligations                                                         1,300
                                                                            --------
                                                                             128,766
Receivable for:
  Interest                                              $   2,295
  Investments sold                                             25
Other                                                          73              2,393
                                                        ---------           --------
    Total Assets                                                             131,159


LIABILITIES
Payable for investments purchased                           3,101
Accrued:
    Deferred Trustees fees                                      1
Other                                                         939
                                                        ---------
    Total Liabilities                                                          4,041
                                                                            --------


NET ASSETS  at value for 11,509
     shares of beneficial interest outstanding                              $127,118
                                                                            --------


Net asset value per share                                                   $  11.05
                                                                            --------

COMPOSITION OF NET ASSETS
Capital paid in                                                             $127,938
Undistributed net investment income                                              125
Accumulated net realized loss                                                 (7,982)
Net unrealized appreciation                                                    7,037
                                                                            --------
                                                                            $127,118
                                                                            --------



     See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995

(in thousands)
INVESTMENT INCOME
Interest                                                                                 $  8,681

EXPENSES
Management fee                                                        $    788
Transfer agent                                                              61
Bookkeeping fee                                                             35
Trustees fee                                                                19
Custodian fee                                                                7
Audit fee                                                                   40
Legal fee                                                                  295
Reports to shareholders                                                     11
Other                                                                       50              1,306
                                                                      --------           --------
       Net Investment Income                                                                7,375
                                                                                         --------


NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss on:
Investments                                                             (2,328)
Closed futures contracts                                                  (331)
                                                                      --------
       Net Realized Loss                                                                   (2,659)

Net unrealized appreciation during
  the period on:
Investments                                                             15,407
Open futures contracts                                                      37
                                                                      --------
       Net Unrealized Appreciation                                                         15,444
                                                                                         --------
           Net Gain                                                                        12,785
                                                                                         --------
Net Increase in Net Assets from Operations                                               $ 20,160
                                                                                         --------


     See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     Year ended
(in thousands)                                                       December 31
                                                            -----------------------------
INCREASE (DECREASE) IN NET ASSETS                              1995                1994
Operations:
Net investment income                                       $   7,375           $   7,743
Net realized loss                                              (2,659)             (2,008)
Net unrealized appreciation (depreciation)                     15,444             (10,954)
                                                            ---------           ---------
    Net Increase (Decrease) from Operations                    20,160              (5,219)

Distributions:
From net investment income                                     (7,302)             (7,734)
                                                            ---------           ---------
        Total Increase (Decrease)                              12,858             (12,953)

NET ASSETS
Beginning of period                                           114,260             127,213
                                                            ---------           ---------
End of period (including undistributed net
  investment income of $125 and $27, respectively)          $ 127,118           $ 114,260
                                                            ---------           ---------

NUMBER OF FUND SHARES
     Outstanding at end of period                              11,509              11,509
                                                            ---------           ---------


     See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1995

NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: Colonial Investment Grade Municipal Trust (the Fund), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Fund's objective is to provide current income, generally exempt from Federal income taxes, by investing primarily in investment grade bonds and notes issued by or on behalf of state and local governmental units whose interest is exempt from Federal income tax. The Fund may issue an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

                 Notes to Financial Statements/December 31, 1995
--------------------------------------------------------------------------------

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the year ended December 31, 1995, purchases and sales of investments, other than short-term obligations, were $47,389,378 and $44,270,403, respectively.

Unrealized appreciation (depreciation) at December 31, 1995, based on cost of investments for both financial statement and federal income tax purposes was approximately:

               Gross unrealized appreciation              $10,465,559
               Gross unrealized depreciation               (3,428,641)
                                                          -----------
                 Net unrealized appreciation              $ 7,036,918
                                                          -----------

CAPITAL LOSS CARRYFORWARDS: At December 31, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                     Year of                             Capital loss
                    expiration                           carryforward
                   ------------                          ------------
                      1998                                $  629,000
                      2000                                   611,000
                      2001                                 2,041,000
                      2002                                 2,046,000
                      2003                                 2,611,000
                                                          ----------
                                                          $7,938,000
                                                          ----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

                 Notes to Financial Statements/December 31, 1995
--------------------------------------------------------------------------------
NOTE 3. PORTFOLIO INFORMATION - CONT.
--------------------------------------------------------------------------------

OTHER: At December 31, 1995, the Fund had greater than 10% of its net assets invested in Florida.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

                              FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                                            Year ended December 31
                                               --------------------------------------------------------------------------------
                                                   1995             1994             1993             1992            1991
                                               --------------------------------------------------------------------------------
Net asset value -
   Beginning of period                         $      9.930     $     11.050     $     10.960     $     11.090     $     10.850
                                               ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.644            0.673            0.788            0.848            0.886
Net realized and
unrealized gain (loss)                                1.111           (1.121)           0.090           (0.132)           0.248
                                               ------------     ------------     ------------     ------------     ------------
   Total from Investment
      Operations                                      1.755           (0.448)           0.878            0.716            1.134
                                               ------------     ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.635)          (0.672)          (0.788)          (0.846)          (0.894)
                                               ------------     ------------     ------------     ------------     ------------
Net asset value -
   End of period                               $     11.050     $      9.930     $     11.050     $     10.960     $     11.090
                                               ------------     ------------     ------------     ------------     ------------

Market price per share                         $      9.875     $      9.250     $     10.750     $     11.750     $     11.750
                                               ------------     ------------     ------------     ------------     ------------
Total return - based on market
   value (a)                                          13.87%           (8.12)%          (2.16%)           7.43%           12.55%
                                               ------------     ------------     ------------     ------------     ------------

RATIOS TO AVERAGE NET ASSETS
Expenses                                               1.08%(b)         0.94%            0.87%            0.86%            0.87%
Net investment income                                  6.08%(b)         6.46%            7.08%            7.76%            8.11%
Portfolio turnover                                       37%              34%              35%              18%              15%
Net assets at end
of period (000)                                $    127,118     $    114,260     $    127,213     $    126,169     $    127,589

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.

(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.

--------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)

All of the distributions will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------

                        REPORT OF INDEPENDENT ACCOUNTANTS

T0 THE TRUSTEES AND SHAREHOLDERS OF COLONIAL INVESTMENT GRADE
     MUNICIPAL TRUST

        In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Investment Grade Municipal Fund at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at December 31, 1995 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.




PRICE WATERHOUSE LLP
Boston, Massachusetts
February 9, 1996

                   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)


                                                                 THREE MONTHS ENDED
                               -----------------------------------------------------------------------------------
                               DECEMBER 31, 1995   SEPTEMBER 30, 1995       JUNE 30, 1995        MARCH 31, 1995
                                (000)  Per share     (000)  Per share     (000)    Per share      (000)  Per share
                               ------  ---------   -------  ---------    --------  ---------     ------  ---------
Total investment income        $2,080    $ 0.181    $2,067    $ 0.179    $ 2,443     $ 0.212     $2,091    $ 0.182
Net investment income          $1,573    $ 0.138    $1,786    $ 0.157    $ 2,173     $ 0.189     $1,843    $ 0.160
Net realized and
     unrealized gain (loss)    $5,245    $ 0.456    $1,775    $ 0.154    ($  455)    ($0.039)    $6,220    $ 0.540
Market value per share:
     High                                $10.125              $10.250                $10.125               $10.125
     Low                                 $ 9.500              $ 9.500                $ 9.375               $ 9.375

                                                                THREE MONTHS ENDED
                           -------------------------------------------------------------------------------------------
                            DECEMBER 31, 1994       SEPTEMBER 30, 1994     JUNE 30, 1994             MARCH 31, 1994
                            (000)    Per share      (000)    Per share      (000)    Per share      (000)    Per share
                           -------   ---------     -------   ---------    --------   ---------     -------   ---------
Total investment income    $ 2,126     $ 0.185     $ 2,173     $ 0.189     $ 2,235     $ 0.194     $ 2,340     $ 0.203
Net investment income      $ 1,789     $ 0.155     $ 1,912     $ 0.166     $ 1,974     $ 0.172     $ 2,068     $ 0.180
Net realized and
    unrealized loss        $(3,672)    $(0.318)    $(1,324)    $(0.114)    $(1,100)    $(0.094)    $(6,866)    $(0.595)
Market value per share:
     High                              $10.250                 $10.625                 $10.500                 $11.625
     Low                               $ 8.625                 $ 9.500                 $ 9.625                 $10.250


At December 31, 1995 there were 2,391 shareholder accounts.

                           DIVIDEND REINVESTMENT PLAN

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee.

All cash distributions are paid by check and mailed directly to the record holder by the dividend paying agent.

Distributions payable to Plan participants will be applied as soon as practicable by the dividend paying agent to the purchase of Trust shares in the open market for the Plan participants' accounts.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan are ordinarily held in uncertificated form, although participants have the right to receive certificates for whole shares held in their account.

Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gain or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

Fees and expenses of the Plan other than brokerage charges will be paid by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan administrator. The Plan may be amended or terminated on 90 days written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan, including requests for information, should be directed to The First National Bank of Boston, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Investment Grade Municipal Trust is:
The First National Bank of Boston
100 Federal Street
Boston, MA 02110
1-617-575-2900

Colonial Investment Grade Municipal Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Investment Grade Municipal Trust.

[COLONIAL LOGO]

Mutual Funds for
Planned Portfolios

                                    TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England - Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

                     ---------------------------------
                      NOT FDIC-     MAY LOSE VALUE
                      INSURED       NO BANK GUARANTEE
                     ---------------------------------

            COLONIAL INVESTMENT SERVICES, INC., Distributor (C) 1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                             IG-02/711B-1295 (2/96)


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